INTERIM CONDENSED BALANCE SHEET (Parenthetical) - $ / shares	Mar. 31, 2021	Jun. 30, 2020
Statement of Financial Position [Abstract]
Common stock, authorized	50,000,000	50,000,000
Common stock, par value	$ 0.001	$ 0.001
Common stock, issued	13,400,236	12,406,236
Common stock, outstanding	13,400,236	12,406,236